EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic Earnings Per Common Share
Net income available to common shareholders	$ 489	$ 505	$ 2,406	$ 2,199
Weighted average common shares outstanding (in shares)	2,529	2,512	2,517	2,504
Basic earnings per common share (in dollars per share)	$ 0.19	$ 0.20	$ 0.96	$ 0.88
Diluted Earnings Per Common Share
Net income available to common shareholders	$ 489	$ 505	$ 2,406	$ 2,199
Weighted average common shares outstanding (in shares)	2,529	2,512	2,517	2,504
Effect of assumed exercise of stock options (in shares)	22		14	8
Effect of assumed exercise of stock warrants (in shares)				4
Diluted weighted average common shares outstanding (in shares)	2,551	2,512	2,531	2,516
Diluted earnings per common share (in dollar per share)	$ 0.19	$ 0.20	$ 0.95	$ 0.87